14. and 17. Ownership (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Renewable Unsecured Subordinated Notes, 3 Month [Member]
Schedule of Company's ownership
	Series A Preferred		Common
	Units held	Percent of class	Units held	Percent of class
Timothy S. Krieger	496	100.00%	4,935	99.50%

Summer Enterprises, LLC	–	0.00%	25	0.50%

Total	496	100.00%	4,960	100.00%

The ownership of the Company’s equity as of December 31, 2014 is as presented below:

	Series A Preferred		Common
	Units held	Percent of class	Units held	Percent of class
Timothy S. Krieger	496	100.00%	4,935	99.50%
Summer Enterprises, LLC	–	0.00%	25	0.50%
Total	496	100.00%	4,960	100.00%